Supplemental cash flow information (Schedule of detailed information about of detailed information about supplemental cash flow information) (Details) - USD ($)	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018
Supplemental Cash Flow Informations Abstract
Balance - beginning of year	$ 3,364,499	$ 3,126,687
Cash flows from financing activities:
Proceeds from issuance of convertible debentures	612,279	780,891
Repayments of convertible debentures	(150,920)	(172,198)	$ (662,080)
Non-cash changes:
Increase in loan principal	0	60,000
Accretion Expenses	1,099,818	1,517,436	2,039,344
Accrued interest on convertible debentures	285,679	164,243	125,328
Gain on revaluation of derivative liabilities	(771,920)	(343,436)	(1,094,718)
Gain on extinguishment of debt	(127,409)	(646)	(399,191)
Convertible debentures converted into common shares	(762,847)	(1,636,825)
Renewal of convertible debentures	(26,752)	(106,594)
Foreign exchange gain	92,652	(25,059)
Balance - end of year	$ 3,615,080	$ 3,364,499	$ 3,126,687